Financial investments - Carrying amount of financial investments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ 284,041	£ 308,255
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
Amounts recognised in OCI
Disclosure of financial assets [line items]
Financial assets	39,990	37,507
Amounts recognised in OCI | Treasury bills and other eligible securities
Disclosure of financial assets [line items]
Financial assets	3,826	1,469
Amounts recognised in OCI | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets [line items]
Financial assets	35,709	35,618
Amounts recognised in OCI | Equity securities
Disclosure of financial assets [line items]
Financial assets	118	80
Amounts recognised in OCI | Other instruments
Disclosure of financial assets [line items]
Financial assets	337	340
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
Debt instruments measured at amortised cost | Treasury bills and other eligible securities
Disclosure of financial assets [line items]
Financial assets	0	723
Debt instruments measured at amortised cost | Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets [line items]
Financial assets	12,226	8,138
Financial investments
Disclosure of financial assets [line items]
Financial assets	£ 52,216	£ 46,368